General and administrative expenses (Tables)	6 Months Ended
Jun. 30, 2022
General and administrative expenses
Schedule of general and administrative expenses

	Six months ended	Six months ended	Three months ended	Three months ended
	June 30, 2022	June 30, 2021	June 30, 2022	June 30, 2021
Employee benefits expenses	(6,613)	(1,722)	(3,032)	(1,023)
Professional fees	(2,159)	(2,090)	(666)	(683)
Other operating expenses	(4,908)	(1,667)	(3,743)	(1,541)
	(13,680)	(5,479)	(7,441)	(3,247)